Issued Capital and Reserves - Proposed Cash Dividend Distributions (Details) € / shares in Units, € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) € / shares
Share Capital, Reserves and Other Equity Interest [Abstract]
Proposed dividends per share (in euros per share) | € / shares	€ 2.00
Cash dividend for 2021: €2.00 per share | €	€ 486.0